CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	R$ 196,061	R$ 167,998
Bank Deposit Certificate – CDB	3,625	698,979
Repurchase agreements	333,223	294,470
Automatic application - DIP	213,287	0
Time Deposit	245,448	48,554
Others	0	8
Cash and cash equivalents	R$ 991,644	R$ 1,210,009	R$ 1,897,336	R$ 668,348